Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Deferred tax assets:
Exit costs, environ-mental and other similar items	$45,403	$53,928	$64,773
Deferred employee benefit items	93,039	74,577	57,810
Other items (each less than 5 percent of total assets)	73,388	83,192	79,014
Total deferred tax assets	$211,830	$211,697	$201,597
Deferred tax liabilities:
Depreciation and amortization	$202,891	$192,035	$165,917

Components of the provisions for income taxes
Significant components of the provisions for income taxes were as follows:

	2012	2011	2010
Current:
Federal	$207,791	$204,284	$127,498
Foreign	51,264	50,272	50,765
State and local	27,642	28,219	16,966
Total current	286,697	282,775	195,229
Deferred:
Federal	8,692	20,713	27,903
Foreign	(16,964)	(3,922)	(7,145)
State and local	(2,150)	122	(688)
Total deferred	(10,422)	16,913	20,070
Total provisions for income taxes	$276,275	$299,688	$215,299

Components of income before income taxes and minority interest used for income tax purpose
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2012	2011	2010
Domestic	$712,873	$560,395	$539,120
Foreign	194,436	181,153	138,664
	$907,309	$741,548	$677,784

Reconciliation of the statutory federal income tax rate to the effective tax rate
A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	1.8	2.1	1.6
Investment vehicles	(2.1)	(1.9)	(1.6)
ESOP IRS audit settlement		10.1
Domestic production activities	(1.9)	(2.4)	(2.5)
Other - net	(2.4)	(2.5)	(0.7)
Effective tax rate	30.4%	40.4%	31.8%

Reconciliation of unrecognized tax
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at beginning of year	$29,666	$31,268	$36,963
Additions based on tax positions related to the current year	3,760	2,807	3,109
Additions for tax positions of prior years	7,392	1,354	1,841
Reductions for tax positions of prior years	(6,583)	(3,339)	(9,123)
Settlements	(1,139)	(1,089)	(55)
Lapses of Statutes of Limitations	(4,977)	(1,335)	(1,467)
Balance at end of year	$28,119	$29,666	$31,268